Disposals of Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	$ 372,000
Book value of vessel	(1,746,493)	(1,767,946)
Gain on sale of assets	323	38,822	55,432
Navios Buena Ventura
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain on sale of assets	323
Navios Luz
Significant Acquisitions And Disposals [Line Items]
Cash consideration received		71,975
Shares consideration received		6,000
Book value of vessel		(53,548)
Total gain		24,427
Deferred gain		(6,623)
Gain on sale of assets		17,804
Navios Orbiter
Significant Acquisitions And Disposals [Line Items]
Cash consideration received		47,984
Shares consideration received		4,000
Book value of vessel		(23,198)
Total gain		28,786
Deferred gain		(7,804)
Gain on sale of assets		20,982
Navios Hyperion
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	63,000		63,000
Book value of vessel			(25,168)
Total gain			37,832
Deferred gain			(13,996)
Gain on sale of assets			23,836
Navios Aurora II
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	90,000		90,000
Shares consideration received			20,326
Book value of vessel			(109,508)
Total gain			818
Deferred gain			(271)
Gain on sale of assets			547
Navios Pollux
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	110,000		110,000
Book value of vessel			(107,452)
Total gain			2,548
Deferred gain			(797)
Gain on sale of assets			1,751
Navios Melodia
Significant Acquisitions And Disposals [Line Items]
Cash consideration received			72,100
Shares consideration received			6,687
Book value of vessel			(68,757)
Total gain			10,030
Deferred gain			(2,876)
Gain on sale of assets			7,154
Navios Fulvia
Significant Acquisitions And Disposals [Line Items]
Cash consideration received			89,900
Shares consideration received			8,284
Book value of vessel			(67,211)
Total gain			30,973
Deferred gain			(8,880)
Gain on sale of assets			22,093
Vanessa
Significant Acquisitions And Disposals [Line Items]
Cash consideration received			18,250
Book value of vessel			(18,250)
Other assets
Significant Acquisitions And Disposals [Line Items]
Gain on sale of assets		$ 36	$ 51